Derivatives (Details 2) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Designated as Hedging Instrument | Cash Flow Hedge | Foreign exchange forward contracts | Other-current assets
Derivative [Line Items]
Asset Derivatives	¥ 8	¥ 271
Designated as Hedging Instrument | Cash Flow Hedge | Foreign exchange forward contracts | Other-current liabilities
Derivative [Line Items]
Liability Derivatives	1,584	1
Designated as Hedging Instrument | Cash Flow Hedge | Interest rate swap agreement | Other-current liabilities
Derivative [Line Items]
Liability Derivatives	12	31
Designated as Hedging Instrument | Cash Flow Hedge | Commodity futures | Other-current assets
Derivative [Line Items]
Asset Derivatives	47
Designated as Hedging Instrument | Cash Flow Hedge | Commodity futures | Other-current liabilities
Derivative [Line Items]
Liability Derivatives	324	239
Not Designated as Hedging Instrument | Foreign exchange forward contracts | Other-current assets
Derivative [Line Items]
Asset Derivatives		4
Not Designated as Hedging Instrument | Foreign exchange forward contracts | Other-current liabilities
Derivative [Line Items]
Liability Derivatives	¥ 142
Not Designated as Hedging Instrument | Currency option contracts | Other-current assets
Derivative [Line Items]
Asset Derivatives		¥ 7